Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Expense [Abstract]
Payroll	$ 10,408	$ 9,353
Accrued interest	22,714	25,098
Accrued voyage expenses	16,709	11,347
Accrued running costs	6,515	4,637
Provision for losses on voyage in progress	4,974	1,652
Audit fees and related services	565	575
Accrued taxes	5,929	4,476
Professional fees	961	1,183
Other accrued expenses	6,906	5,549
Total accrued expenses	$ 75,681	$ 63,870